Pension Benefits - Additional Information (Detail) - Pension defined benefit plans [member] $ in Millions	12 Months Ended
	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($)
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Per Hour Contribution		2.85	2.85
Post-employment benefit expense, defined contribution plans		$ 13.1	$ 10.2
Contribution to defined benefit plan		$ 17.5	$ 16.5
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 26.9
Percentage deficit in the return on plan assets		10.00%	10.00%
Decrease In Other Comprehensive Income After Tax Due To Possible Percentage Deficit In The Return On Plan Assets		$ 105.0	$ 130.0
Past service cost			$ 49.5
Cost of steel revenue [member]
Disclosure of defined benefit plans [line items]
Past service cost		44.5
Administrative and selling expense [member]
Disclosure of defined benefit plans [line items]
Past service cost		$ 5.0
Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		10 years
Current Service Costs [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		17 years